LONG-TERM DEBT	12 Months Ended
Dec. 31, 2018
Long-term Debt, by Current and Noncurrent [Abstract]
LONG-TERM DEBT
SHORT-TERM AND LONG-TERM DEBT

(in thousands of $)	2018	2017
Long-term debt:
3.25% senior unsecured convertible bonds due 2018	—	63,218
Norwegian kroner 900 million senior unsecured floating rate bonds due 2019	77,722	92,477
Norwegian kroner 500 million senior unsecured floating rate bonds due 2020	57,829	61,001
5.75% senior unsecured convertible bonds due 2021	212,230	225,000
Norwegian kroner 600 million senior unsecured floating rate bonds due 2023	69,395	—
4.875% senior unsecured convertible bonds due 2023	151,700	—
U.S. dollar denominated floating rate debt due through 2025	891,471	1,081,204
Total debt principal	1,460,347	1,522,900
Less: unamortized debt issuance costs	(23,267)	(18,893)
Less: current portion of long-term debt	(267,149)	(313,823)
Total long-term debt	1,169,931	1,190,184

The outstanding debt as of December 31, 2018, is repayable as follows:

Year ending December 31,	(in thousands of $)
2019	267,149
2020	196,093
2021	463,516
2022	199,466
2023	321,830
Thereafter	12,293
Total debt principal	1,460,347

The weighted average interest rate for consolidated floating rate debt denominated in U.S. dollars and Norwegian kroner ("NOK") as at December 31, 2018, was 4.22% per annum including margin (2017: 4.26%). This rate takes into consideration the effect of related interest rate swaps. At December 31, 2018, the three month US Dollar London Interbank Offered Rate ("LIBOR") was 2.808% (2017: 1.694%) and the three month Norwegian Interbank Offered Rate ("NIBOR") was 1.27% (2017: 0.81%).

3.25% senior unsecured convertible bonds due 2018

On January 30, 2013, the Company issued a senior unsecured convertible bond loan totaling $350.0 million. Interest on the bonds is fixed at 3.25% per annum and is payable in cash quarterly in arrears on February 1, May 1, August 1 and November 1. The bonds are convertible into Ship Finance International Limited common shares at any time up to 10 banking days prior to February 1, 2018. Subject to adjustment for any dividend payments in the future, the conversion price at the time of issue was $21.945 per share which represented a premium of approximately 33% to the share price at the time.

In October 2017, the Company entered into separate privately negotiated transactions with certain holders of the bonds and converted principal amounts totaling $121.0 million of the outstanding bonds into 9,418,798 common shares. The Company had previously purchased and canceled bonds with principal amounts totaling $165.8 million in October 2016. The net amount outstanding at December 31, 2018, was $nil (2017: $63.2 million). No gain or loss was recorded in the year ended December 31, 2018 in respect of the equity conversions (2017: a loss of $1.5 million was recorded in the year ended December 31, 2017 on the purchase and cancellation of bonds; 2016: $8.8 million).

In conjunction with the bond issue, the Company loaned up to 6,060,606 of its common shares to an affiliate of one of the underwriters of the issue, in order to assist investors in the bonds to hedge their position. The shares that were lent by the Company were borrowed from Hemen, the largest shareholder of the Company, for a one-time loan fee of $1.0 million.

In February 2018, the Company redeemed the full outstanding amount of $63.2 million. This was fully paid in cash, and the premium settled in common shares with the issuance of 651,365 new shares.

As required by ASC 470-20 "Debt with conversion and Other Options", the Company calculated the equity component of the convertible bond, taking into account both the fair value of the conversion option and the fair value of the share lending arrangement. The equity component was valued at $20.7 million in 2013 and this amount was recorded as "Additional paid-in capital", with a corresponding adjustment to "Deferred charges", which are amortized to "Interest expense" over the appropriate period. The amortization of this item amounted to $0.1 million in the year ended December 31, 2018 (2017: $1.8 million). The equity component of the converted bonds in 2018 was valued at $nil (2017: $16.4 million for the purchased and canceled bonds) and this amount has been deducted from "Additional paid-in capital".

NOK900 million senior unsecured bonds due 2019
On March 19, 2014, the Company issued a senior unsecured bond loan totaling NOK900.0 million in the Norwegian credit market. The bonds bear quarterly interest at NIBOR plus a margin and are redeemable in full on March 19, 2019. The bonds may, in their entirety, be redeemed at the Company's option from September 19, 2018, upon giving the bondholders at least 30 business days notice and paying 100.50% of par value plus accrued interest. Subsequent to their issue, at December 31, 2018, the Company has purchased bonds with principal amounts totaling NOK228.0 million (2017: NOK142.0 million), which are being held as treasury bonds. The net amount outstanding at December 31, 2018, was NOK672.0 million, equivalent to $77.7 million (2017: NOK758.0 million, equivalent to $92.5 million).

NOK500 million senior unsecured bonds due 2020
On June 22, 2017, the Company issued a senior unsecured bond loan totaling NOK500.0 million in the Norwegian credit market. The bonds bear quarterly interest at NIBOR plus a margin and are redeemable in full on June 22, 2020. The net amount outstanding at December 31, 2018, was NOK500.0 million, equivalent to $57.8 million (2017: NOK500.0 million, equivalent to $61.0 million).

5.75% senior unsecured convertible bonds due 2021
On October 5, 2016, the Company issued a senior unsecured convertible bond loan totaling $225.0 million. Interest on the bonds is fixed at 5.75% per annum and is payable in cash quarterly in arrears on January 15, April 15, July 15 and October 15. The bonds are convertible into Ship Finance International Limited common shares and mature on October 15, 2021. The net amount outstanding at December 31, 2018 was $212.2 million (2017: $225.0 million). The initial conversion rate at the time of issuance was 56.2596 common shares per $1,000 bond, equivalent to a conversion price of approximately $17.7747 per share. The conversion rate will be adjusted for dividends in excess of $0.225 per common share per quarter. Since the issuance, dividend distributions have increased the conversion rate to 62.9233 common shares per $1,000 bond, equivalent to a conversion price of approximately $15.8924 per share. Based on the closing price of our common stock of $10.53 on December 31, 2018, the if-converted value was less than the principal amounts by $77.5 million. In December 2018, the Company purchased bonds with principal amounts totaling $12.8 million (2017: $nil) resulting in a gain of $0.9 million being recorded (2017: $nil; 2016: $nil).

In conjunction with the bond issue, the Company loaned up to 8,000,000 of its common shares to an affiliate of one of the underwriters of the issue, in order to assist investors in the bonds to hedge their position. The shares that were lent by the Company were initially borrowed from Hemen, the largest shareholder of the Company, for a one-time loan fee of $120,000. In November 2016, the Company issued 8,000,000 new shares, to replace the shares borrowed from Hemen and received $80,000 from Hemen upon the return of the borrowed shares.

As required by ASC 470-20 "Debt with conversion and Other Options", the Company calculated the equity component of the convertible bond, taking into account both the fair value of the conversion option and the fair value of the share lending arrangement. The equity component was valued at $4.6 million in 2016 and this amount was recorded as "Additional paid-in capital", with a corresponding adjustment to "Deferred charges", which are amortized to "Interest expense" over the appropriate period. The equity component was valued at $4.1 million in 2018. The amortization of this item amounted to $0.9 million in the year ended December 31, 2018 (2017: $0.9 million). As a result of the purchase of bonds with principal amounts totaling $12.8 million (2017: $nil), a total of $0.5 million (2017: $nil) was allocated as the reacquisition of the equity component.

NOK600 million senior unsecured bonds due 2023
On September 13, 2018 the Company issued a senior unsecured bond totaling NOK600 million in the Norwegian credit market. The bonds bear quarterly interest at NIBOR plus a margin and are redeemable in full on September 13, 2023. The net amount outstanding at December 31, 2018, was NOK600 million, equivalent to $69.4 million (2017: NOKnil, equivalent to $nil).

4.875% senior unsecured convertible bonds due 2023
On April 23, 2018, the Company issued a senior unsecured convertible bond totaling $150.0 million. Additional bonds were issued on May 4, 2018 at a principal amount of $14.0 million. Interest on the bonds is fixed at 4.875% per annum and is payable in cash quarterly in arrears on February 1, May 1, August 1 and November 1. The bonds are convertible into Ship Finance International Limited common shares and mature on May 1, 2023. The net amount outstanding at December 31, 2018 was $151.7 million (December 31, 2017: $nil). The initial conversion rate at the time of issuance was 52.8157 common shares per $1,000 bond, equivalent to a conversion price of approximately $18.93 per share. Since the issuance, dividend distributions have increased the conversion rate to 58.7171 common shares per $1,000 bond, equivalent to a conversion price of approximately $17.03 per share. Based on the closing price of our common stock of $10.53 on December 31, 2018, the if-converted value was less than the principal amounts by $65.5 million. In December 2018, the Company purchased bonds with principal amounts totaling $12.3 million (2017: $nil). A gain of $0.4 million was recorded on the transaction (2017: $nil; 2016: $nil).

In conjunction with the bond issue, the Company agreed to loan up to 7,000,000 of its common shares to affiliates of the underwriters of the issue, in order to assist investors in the bonds to hedge their position. As at December 31, 2018, a total of 3,765,842 shares were issued from up to 7,000,000 shares issuable under a share lending arrangement.

As required by ASC 470-20 "Debt with conversion and Other Options", the Company calculated the equity component of the convertible bond, taking into account both the fair value of the conversion option and the fair value of the share lending arrangement. The equity component was valued at $7.9 million at issue date and this amount was recorded as "Additional paid-in capital", with a corresponding adjustment to "Deferred charges", which are amortized to "Interest expense" over the appropriate period. The amortization of this item amounted to $1.0 million in the year ended December 31, 2018 (2017: $nil). As a result of the purchase of bonds with principal amounts totaling $12.3 million (2017: $nil), a total of $0.6 million (2017: $nil) was allocated as the reacquisition of the equity component.

$50 million secured term credit facility
In June 2018, 15 wholly-owned subsidiaries of the Company entered into a $50.0 million secured term loan facility with a bank, secured against 15 feeder size container vessels. The 15 vessels were delivered in April 2018. The Company has provided a corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of seven years. The net amount outstanding at December 31, 2018, was $46.9 million (2017: $nil).

$17.5 million secured term loan facility due 2023
In December 2018, two wholly-owned subsidiaries of the Company entered into a $17.5 million secured term loan facility with a bank, secured against two Supramax dry bulk carriers. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of approximately five years. The net amount outstanding at December 31, 2018, was $17.5 million (2017: $nil ).

$43 million secured term loan facility
In February 2010, a wholly-owned subsidiary of the Company entered into a $42.6 million secured term loan facility with a bank, bearing interest at LIBOR plus a margin and with a term of approximately five years. The facility is secured against a Suezmax tanker. In November 2014, the terms of the loan were amended and restated, and the facility now matures in November 2019. The net amount outstanding at December 31, 2018, was $17.8 million (2017: $20.6 million).

$43 million secured term loan facility
In March 2010, a wholly-owned subsidiary of the Company entered into a $42.6 million secured term loan facility with a bank, bearing interest at LIBOR plus a margin and with a term of approximately five years. The facility is secured against a Suezmax tanker. In March 2015, the terms of the loan were amended and restated, and the facility now matures in March 2020. The net amount outstanding at December 31, 2018, was $17.8 million (2017: $20.6 million).

$54 million secured term loan facility
In November 2010, two wholly-owned subsidiaries of the Company entered into a $53.7 million secured term loan facility with a bank, secured against two Supramax dry bulk carriers. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and had a term of approximately eight years. This was fully repaid in December 2018. The net amount outstanding at December 31, 2018, was $nil (2017: $26.3 million).

$75 million secured term loan facility

In March 2011, three wholly-owned subsidiaries of the Company entered into a $75.4 million secured term loan facility with a bank, secured against three Supramax dry bulk carriers. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of approximately eight years. The net amount outstanding at December 31, 2018, was $32.7 million (2017: $39.0 million).

$171 million secured term loan facility
In May 2011, eight wholly-owned subsidiaries of the Company entered into a $171.0 million secured loan facility with a syndicate of banks. The facility is supported by China Export & Credit Insurance Corporation, or SINOSURE, which provides an insurance policy in favor of the banks for part of the outstanding loan. The facility is secured against a 1,700 TEU container vessel and seven Handysize dry bulk carriers. The facility bears interest at LIBOR plus a margin and has a term of approximately ten years from delivery of each vessel. The net amount outstanding at December 31, 2018, was $73.7 million (2017: $98.0 million).

$45 million secured term loan and revolving credit facility
In June 2014, seven wholly-owned subsidiaries of the Company entered into a $45.0 million secured term loan and revolving credit facility with a bank, secured against seven 4,100 TEU container vessels. The facility bears interest at LIBOR plus a margin and has a term of five years. At December 31, 2018, the available amount under the revolving part of the facility was $nil (2017: $9.0 million). The net amount outstanding at December 31, 2018, was $45.0 million (2017: $36.0 million).

$101 million secured term loan facility
In August 2014, six wholly-owned subsidiaries of the Company entered into a $101.4 million secured term loan facility with a syndicate of banks, secured against six offshore support vessels. One of the vessels was sold in February 2016 and the facility now relates to the remaining five vessels. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of five years. In October 2017, certain amendments were made to the agreement, including an extension of the final maturity date until January 2023. The net amount outstanding at December 31, 2018, was $44.1 million (2017: $44.1 million).

$20 million secured term loan facility
In September 2014, two wholly-owned subsidiaries of the Company entered into a $20.0 million secured term loan facility with a bank, secured against two 5,800 TEU container vessels. The facility bears interest at LIBOR plus a margin and has a term of five years. The net amount outstanding at December 31, 2018, was $20.0 million (2017: $20.0 million).

$128 million secured term loan facility
In September 2014, two wholly-owned subsidiaries of the Company entered into a $127.5 million secured term loan facility with a bank, secured against two 8,700 TEU container vessels, which were delivered in 2014. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of seven years. The net amount outstanding at December 31, 2018, was $92.4 million (2017: $100.9 million).

$128 million secured term loan facility
In November 2014, two wholly-owned subsidiaries of the Company entered into a $127.5 million secured term loan facility with a bank, secured against two 8,700 TEU container vessels, which were delivered in 2015. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of seven years. The net amount outstanding at December 31, 2018 was $95.6 million (2017: $104.1 million).

$39 million secured term loan facility
In December 2014, two wholly-owned subsidiaries of the Company entered into a $39.0 million secured term loan facility with a bank, secured against two Kamsarmax dry bulk carriers. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of approximately eight years. The net amount outstanding at December 31, 2018, was $26.7 million (2017: $29.1 million).

$250 million secured revolving credit facility
In June 2015, 17 wholly-owned subsidiaries of the Company entered into a $250.0 million secured revolving credit facility with a syndicate of banks, secured against 17 tankers chartered to Frontline Shipping. Eight of the tankers were sold and delivered to their new owners prior to December 31, 2017, and the facility was secured against the remaining nine tankers at December 31, 2017. The facility bore interest at LIBOR plus a margin and had a term of three years before repayment in December 2018. At December 31, 2018, the available amount under the facility was $nil (2017: $nil). The net amount outstanding at December 31, 2018, was $nil (2017: $149.0 million).

$166 million secured term loan facility
In July 2015, eight wholly-owned subsidiaries of the Company entered into a $166.4 million secured term loan facility with a syndicate of banks, secured against eight Capesize dry bulk carriers. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of seven years. The net amount outstanding at December 31, 2018 was $117.9 million (2017: $131.7 million).

$210 million secured term loan facility
In November 2015, three wholly-owned subsidiaries of the Company entered into a $210.0 million secured term loan facility with a syndicate of banks, to partly finance the acquisition of three container vessels, against which the facility is secured. One of the vessels was delivered in 2015, and the remaining two vessels were delivered in 2016. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of five years from the delivery of each vessel. At December 31, 2018, the net amount outstanding was $173.9 million (2017: $187.0 million).

$76 million secured term loan facility
In August 2017, two wholly-owned subsidiaries of the Company entered into a $76.0 million secured term loan facility with a bank, secured against two product tanker vessels. The two vessels were delivered in August 2017. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of seven years. At December 31, 2018, the net amount outstanding was $69.5 million (2017: $74.7 million).

The aggregate book value of assets pledged as security against borrowings at December 31, 2018, was $1,527 million (2017: $1,908 million).

Agreements related to long-term debt provide limitations on the amount of total borrowings and secured debt, and acceleration of payment under certain circumstances, including failure to satisfy certain financial covenants. As of December 31, 2018, the Company is in compliance with all of the covenants under its long-term debt facilities. In addition, the $101.4 million secured term loan facility entered into in August 2014 contains certain financial covenants on Solship. As at December 31, 2018, Solship was in compliance with all covenants under the loan agreement.